LOSS FOR THE YEAR ON DISCONTINUED OPERATION (Schedule of Cash Flows Attributable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loss on discontinued operations [Abstract]
Cash flows from operating activities	$ (10)	$ (40)	$ (22)